SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2023	12/31/2022
Balances at the beginning	7,422,283	9,521,606
Additions to profit or loss	3,178,727	1,672,716
Monetary result benefits paid to participants	(1,369,489)	(858,920)
Benefits paid to participants	(5,038,820)	(2,913,119)
Balances at closing	4,192,701	7,422,283